Schedule of Other Non Operating Income Loss Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Other Income and Expenses [Abstract]
Foreign exchange loss					$ (149,573)	$ (440,452)
Gain on sale of business					1,069,262
Other non-operating loss					(1,504,155)	(19,876)
Total	$ (551,921)	$ (39,440)	$ (19,085)	$ (1,391,855)	$ (584,466)	$ (460,328)